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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2007 (UNAUDITED)


                                                              NUMBER OF SHARES                          VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.3%
---------------------------------------------------------------------------------------------------------------

AUSTRALIA - 0.9%
Brambles Ltd.                                                            101,015                      $  1,111 (a)
Paladin Resources Ltd.                                                   326,867                         2,569 (a,f)
                                                                                                         3,680

BRAZIL - 1.1%
Petroleo Brasileiro S.A. ADR                                              49,544                         4,427 (a,f)

CANADA - 2.6%
Canadian National Railway Co.                                             96,660                         4,266 (f)
EnCana Corp.                                                              11,504                           582 (f)
Potash Corp of Saskatchewan                                               34,428                         5,494
                                                                                                        10,342

CHINA - 0.5%
China Petroleum & Chemical Corp.                                       2,554,000                         2,160

DENMARK - 0.5%
Group 4 Securicor PLC                                                    488,517                         1,911

EGYPT - 0.6%
Orascom Construction Industries                                           47,629                         2,391

FINLAND - 1.8%
Nokia OYJ                                                                307,954                         7,063

FRANCE - 9.4%
Accor S.A.                                                                15,767                         1,501 (f)
Alstom                                                                    11,706                         1,514 (a)
AXA S.A.                                                                  92,501                         3,908 (f)
BNP Paribas                                                               65,953                         6,865 (f)
Carrefour S.A.                                                            16,828                         1,226 (f)
Credit Agricole S.A.                                                      62,426                         2,426 (f)
Lagardere SCA (Regd.)                                                      8,360                           641 (f)
LVMH Moet Hennessy Louis Vuitton S.A.                                     30,611                         3,384 (f)
Renault S.A.                                                               3,071                           358 (f)
Sanofi-Aventis                                                            11,999                         1,040 (f)
Suez S.A.                                                                 38,196                         2,007 (f)
Total S.A.                                                                81,761                         5,709 (f)
Veolia Environnement                                                      76,746                         5,686 (f)
Vinci S.A.                                                                11,136                         1,720 (f)
                                                                                                        37,985

GERMANY - 6.7%
Allianz AG (Regd.)                                                        18,064                         3,696
BASF AG                                                                   10,950                         1,229
Bayer AG                                                                  53,829                         3,428 (f)
Deutsche Lufthansa AG (Regd.)                                              7,304                           198
E.ON AG                                                                   38,247                         5,182 (f)
Linde AG                                                                  35,913                         3,856 (f)
Metro AG                                                                  32,516                         2,295
RWE AG                                                                    28,764                         3,032
Siemens AG (Regd.)                                                        39,082                         4,163
                                                                                                        27,079

GREECE - 0.5%
Hellenic Telecommunications Organization S.A.                             71,750                         1,956 (a)

HONG KONG - 1.7%
Hongkong Land Holdings Ltd.                                              507,997                         2,367
Jardine Matheson Holdings Ltd.                                            77,808                         1,642
Sun Hung Kai Properties Ltd.                                             228,550                         2,641
                                                                                                         6,650

INDIA - 0.5%
ICICI Bank Ltd. ADR                                                       49,228                         1,809 (f)
Larsen & Toubro Ltd.                                                       6,829                           253
Reliance Capital Ltd. ADR                                                  7,427                           114 (a,b)
                                                                                                         2,176

ITALY - 5.5%
Banca Intesa S.p.A.                                                      646,402                         4,892 (f)
ENI S.p.A.                                                                34,753                         1,127
Saipem S.p.A.                                                            279,831                         8,121
UniCredito Italiano S.p.A.                                               856,886                         8,127 (f)
                                                                                                        22,267

JAPAN - 21.4%
Asahi Glass Company Ltd.                                                 241,014                         3,386 (f)
Bank of Yokohama Ltd.                                                    419,026                         3,119
Chiyoda Corp.                                                            171,160                         3,747 (f)
East Japan Railway Co.                                                       624                         4,851 (f)
Hoya Corp.                                                               114,000                         3,775 (f)
Ibiden Company Ltd.                                                       32,700                         1,692 (f)
Komatsu Ltd.                                                             137,150                         2,881 (f)
Mitsubishi Estate Company Ltd.                                           278,946                         9,143
Mitsubishi Heavy Industries Ltd.                                         240,000                         1,549 (f)
Mitsubishi UFJ Financial Group, Inc.                                         638                         7,187
Mitsui Sumitomo Insurance Company Ltd.                                   197,000                         2,468
Nidec Corp.                                                               70,551                         4,541 (f)
Nomura Holdings, Inc.                                                    449,796                         9,352 (f)
Sekisui Chemical Company Ltd.                                            362,988                         2,887 (f)
Seven & I Holdings Company Ltd.                                          122,100                         3,712
Shiseido Company Ltd.                                                    186,000                         3,773 (f)
SMC Corp.                                                                  8,359                         1,119
Sumitomo Realty & Development Company Ltd.                                80,000                         3,029
Toray Industries Inc.                                                    863,997                         6,234 (f)
Toyota Motor Corp.                                                       120,592                         7,711 (f)
                                                                                                        86,156

MEXICO - 0.8%
America Movil S.A. de C.V. ADR (Series L)                                 62,656                         2,994

NETHERLANDS - 2.9%
ING Groep N.V.                                                           100,453                         4,232
Koninklijke Philips Electronics N.V.                                     198,759                         7,564 (f)
                                                                                                        11,796

NORWAY - 2.9%
Acergy S.A.                                                              200,778                         4,268 (a)
Orkla ASA                                                                 23,389                         1,642
Telenor ASA                                                              326,927                         5,784
                                                                                                        11,694

RUSSIA - 0.4%
Mobile Telesystems OJSC ADR                                               26,825                         1,501

SINGAPORE - 1.8%
CapitaLand Ltd.                                                          602,000                         3,172
Singapore Telecommunications Ltd.                                      1,928,342                         4,166
                                                                                                         7,338
SOUTH AFRICA - 1.2%
MTN Group, Ltd.                                                          254,643                         3,458
Hyundai Motor Co.                                                         17,910                         1,259
                                                                                                         4,717

SOUTH KOREA - 1.5%
Kookmin Bank                                                              33,793                         3,032
Samsung Electronics Company Ltd.                                           5,310                         3,178
                                                                                                         6,210

SPAIN - 1.4%
Banco Santander Central Hispano S.A.
(Regd.)                                                                  308,556                         5,487

SWEDEN - 1.5%
Sandvik AB                                                               239,884                         4,240
Telefonaktiebolaget LM Ericsson (Series B)                               536,751                         1,966 (f)
                                                                                                         6,206

SWITZERLAND - 11.1%
ABB Ltd. (Regd.)                                                         253,079                         4,312
Adecco S.A. (Regd.)                                                       21,509                         1,359
Credit Suisse Group, (Regd.)                                              91,558                         6,540 (e)
Holcim Ltd. (Regd.)                                                       19,360                         1,930
Nestle S.A. (Regd.)                                                       20,573                         7,975 (e)
Novartis AG (Regd.)                                                      112,564                         6,098
Roche Holding AG                                                          52,766                         9,293
Swatch Group AG                                                            1,942                           511
Swiss Reinsurance                                                         32,870                         2,989
Syngenta AG (Regd)                                                        19,161                         3,649 (a)
                                                                                                        44,656

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing
Company Ltd.                                                           1,913,663                         3,927

UNITED KINGDOM - 15.1%
BG Group, PLC                                                            172,533                         2,481
BHP Billiton PLC                                                         415,488                         9,233 (e)
Diageo PLC                                                               215,937                         4,360
GlaxoSmithKline PLC                                                      187,399                         5,135 (e)
Group 4 Securicor PLC                                                    409,494                         1,614
Lloyds TSB Group, PLC                                                    239,675                         2,633
National Grid PLC                                                        106,451                         1,665
Persimmon PLC                                                             14,603                           403
Prudential PLC                                                           331,380                         4,663
Reed Elsevier PLC                                                        187,050                         2,229
Rio Tinto PLC (Regd.)                                                     72,496                         4,126
Royal Bank of Scotland Group, PLC                                        214,614                         8,351
Smiths Group, PLC                                                        134,689                         2,716
Tesco PLC                                                                519,164                         4,524
Vodafone Group, PLC                                                    2,542,014                         6,756
                                                                                                        60,889

TOTAL COMMON STOCK                                                                                     383,658
(COST $268,682)


---------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.2%
---------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                         95,200                         1,162
Cia Vale do Rio Doce ADR                                                 244,313                         7,642 (f)

TOTAL PREFERRED STOCK                                                                                    8,804
(COST $6,226)

TOTAL INVESTMENTS IN SECURITIES                                                                        392,462
(COST $274,908)

---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 26.4%
---------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.7%
GEI Short Term Investment Fund                                         6,897,583                         6,898 (c,g)
5.53%

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 24.7%

State Street Navigator Securities Lending
Prime Portfolio
5.35%                                                                 99,316,198                        99,316 (c,d)

TOTAL SHORT-TERM INVESTMENTS                                                                           106,214
(COST $106,214)

TOTAL INVESTMENTS                                                                                      498,676
(COST $381,122)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (23.9)%                                                                                          (96,038)
                                                                                                     ---------
NET ASSETS  - 100.0%                                                                                 $ 402,638
                                                                                                     =========

---------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------

The Elfun International Equity had the following long futures contracts open at March 31, 2007 (unaudited):

                                                                                    CURRENT
                                              EXPIRATION                           NOTIONAL      UNREALIZED
DESCRIPTION                                      DATE       NUMBER OF CONTRACTS      VALUE      APPRECIATION
---------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx Index Futures                   June 2007             14               $766           $  32
FTSE 100 Index Futures                        June 2007              3                372              10
Topix Index Futures                           June 2007              3                436               2
                                                                                                    -----
                                                                                                    $  44
                                                                                                    =====

The Elfun International Equity was invested in the following sectors at March
31, 2007 (unaudited):

                                                                                                  PERCENTAGE
                                                                                                  (BASED ON
SECTOR                                                                                          MARKET VALUE)
---------------------------------------------------------------------------------------------------------------
Financials                                                                                          22.84%
Short-Term                                                                                          21.30%
Industrials                                                                                         10.45%
Materials                                                                                            9.39%
Energy                                                                                               6.31%
Consumer Discretionary                                                                               5.70%
Consumer Staples                                                                                     5.59%
Telecommunication Services                                                                           5.34%
Information Technology                                                                               5.24%
Healthcare                                                                                           4.32%
Utilities                                                                                            3.52%
                                                                                                   -------
                                                                                                   100.00%
                                                                                                   =======

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


(a)    Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $114; or 0.03% of net assets for the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)    Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) At March 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(f)    All or a portion of the security is out on loan.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+      Percentages are based on net assets as of March 31, 2007.

*      Less than 0.1%


       Abbreviations:

ADR    American Depositary Receipt
REGD.  Registered


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 25, 2007